Deferred Tax - Deferred tax liability (asset) (Details)	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 GBP (£)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax				£ 445,723
Intangible asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	€ 1,775,367	£ 1,224,410	€ 1,224,410	556,138
Unrelieved tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	€ (1,775,367)	£ (1,224,410)	€ (1,224,410)	£ (110,415)